UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number        811-08560

                         GAMCO International Growth Fund, Inc.

(Exact name of registrant as specified in charter)

One Corporate Center

                                 Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                                 Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-422-3554

Date of fiscal year end:   December 31

Date of reporting period:   June 30, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

GAMCO International Growth Fund, Inc. Semiannual Report — June 30, 2018	Caesar M. P. Bryan Portfolio Manager

To Our Shareholders,

For the six months ended June 30, 2018, the net asset value (“NAV”) per Class AAA Share of the GAMCO International Growth Fund, Inc. decreased 1.2% compared with a decrease of 2.8% for the Morgan Stanley Capital International (“MSCI”) Europe, Australasia, and the Far East (“EAFE”) Index. Other classes of shares are available. See below for performance information for all classes of shares.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2018.

Comparative Results

Average Annual Returns through June 30, 2018 (a) (Unaudited)							Since
							Inception
	Six Months	1 Year	5 Year	10 Year	15 Year	20 Year	(6/30/95)
Class AAA (GIGRX)	(1.16)%	9.31%	5.37%	3.31%	7.17%	4.48%	6.47%
MSCI EAFE Index	(2.75)	6.84	6.44	2.84	7.26	4.33	5.14
Lipper International Large-Cap Growth Fund Classification	(2.22)	7.23	6.38	3.32	8.01	5.56	7.12
Lipper International Multi-Cap Growth Fund Classification	(1.27)	9.69	6.97	3.27	7.23	4.87	5.92
Class A (GAIGX)	(1.26)	9.25	5.35	3.35	7.20	4.57	6.55
With sales charge (b)	(6.94)	2.96	4.11	2.73	6.77	4.26	6.27
Class C (GCIGX)	(1.64)	8.45	4.57	2.54	6.32	3.76	5.82
With contingent deferred sales charge (c)	(2.63)	7.45	4.57	2.54	6.32	3.76	5.82
Class I (GIIGX)	(0.70)	10.47	6.32	3.92	7.61	4.80	6.75

In the current prospectuses dated April 30, 2018, the gross expense ratios for Class AAA, A, C, and I Shares are 2.14%, 2.14%, 2.89%, and 1.89%, respectively, and the net expense ratios for these share classes after contractual reimbursements by Gabelli Funds, LLC, (the “Adviser”) are 1.25%, 2.14%, 2.89%, and 1.00%, respectively. See page 8 for the expense ratios for the six months ended June 30, 2018. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A Shares and Class C Shares is 5.75% and 1.00%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Returns for Class I Shares would have been lower had the Adviser not reimbursed certain expenses. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com. Investing in foreign securities involves risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares, Class C Shares, and Class I Shares on July 25, 2001, December 17, 2000, and January 11, 2008, respectively. The actual performance of the Class A Shares and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. The MSCI EAFE Index is an unmanaged indicator of international stock market performance, while the Lipper International Large-Cap Growth Fund Classification and the Lipper International Multi-Cap Growth Fund Classification reflect the average performance of mutual funds classified in these particular categories. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.
(c)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

GAMCO International Growth Fund, Inc.
Disclosure of Fund Expenses (Unaudited)
For the Six Month Period from January 1, 2018 through June 30, 2018	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Annualized	Expenses
	Account Value	Account Value	Expense	Paid During
	01/01/18	06/30/18	Ratio	Period*
GAMCO International Growth Fund, Inc.
Actual Fund Return
Class AAA	$1,000.00	$ 988.40	1.97%	$ 9.71
Class A	$1,000.00	$ 987.40	2.16%	$10.64
Class C	$1,000.00	$ 983.60	2.91%	$14.31
Class I	$1,000.00	$ 993.00	1.01%	$ 4.99
Hypothetical 5% Return
Class AAA	$1,000.00	$1,015.03	1.97%	$ 9.84
Class A	$1,000.00	$1,014.08	2.16%	$10.79
Class C	$1,000.00	$1,010.36	2.91%	$14.51
Class I	$1,000.00	$1,019.79	1.01%	$ 5.06

*

Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181 days), then divided by 365.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2018:

GAMCO International Growth Fund, Inc.

Consumer Discretionary	22.5%
Consumer Staples – Food, Beverage, and Tobacco	18.6%
Industrials	12.7%
Health Care	12.5%
Information Technology	8.5%
Materials	8.5%
Consumer Staples – Household and Personal Products	7.6%

Financials	6.6%
Telecommunication Services	0.7%
Energy	0.7%
U.S. Treasury Bills	0.5%
Other Assets and Liabilities (Net)	0.6%

100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554).The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC website at www.sec.gov.

GAMCO International Growth Fund, Inc.

Schedule of Investments — June 30, 2018 (Unaudited)

			Market
Shares		Cost	Value

	COMMON STOCKS — 98.9%
	CONSUMER DISCRETIONARY — 22.5%
7,100	Accor SA	$212,338	$347,730
3,000	ASX Ltd.	137,640	143,003
2,420	Christian Dior SE	188,858	1,010,731
8,850	Compagnie Financiere Richemont SA	198,218	748,130
700	Fast Retailing Co. Ltd.	137,571	320,835
850	Hermes International	299,188	519,227
55,000	ITV plc	212,119	125,743
40,000	Luk Fook Holdings International Ltd.	144,808	165,231
135,000	NagaCorp. Ltd.	133,313	122,438
4,100	Naspers Ltd., Cl. N	429,805	1,033,790
1,800	Rinnai Corp.	152,942	158,636
1,000	Shimano Inc.	135,354	146,745
10,000	Sony Corp.	259,801	512,144

		2,641,955	5,354,383

	CONSUMER STAPLES - FOOD, BEVERAGE, AND TOBACCO — 18.6%
7,700	Associated British Foods plc	267,716	277,649
5,750	British American Tobacco plc	188,385	289,647
5,500	Danone SA	361,209	401,569
18,600	Diageo plc	267,198	668,221
4,500	FamilyMart UNY Holdings Co. Ltd.	201,239	473,870
5,000	Heineken NV	271,910	500,943
10,000	Japan Tobacco Inc.	276,948	279,464
5,000	Kameda Seika Co. Ltd.	200,513	267,236
9,000	Nestlé SA.	503,708	697,508
3,600	Pernod Ricard SA	211,079	587,538

		2,749,905	4,443,645

	INDUSTRIALS — 12.7%
2,700	FANUC Corp.	322,587	535,172
11,900	Jardine Matheson Holdings Ltd.	536,926	749,858
13,000	Komatsu Ltd.	319,261	370,092
2,200	Nidec Corp	202,653	329,097
7,300	Park24 Co. Ltd.	133,397	198,527
2,200	SMC Corp.	349,022	805,400
7,000	Toshiba Machine Co. Ltd.	52,524	33,327

		1,916,370	3,021,473

	HEALTH CARE — 12.5%
6,500	AstraZeneca plc	456,731	449,586
3,000	Coloplast A/S, Cl. B	236,896	299,527
1,800	Essilor International SA	229,448	253,794
10,000	GlaxoSmithKline plc	206,108	201,609
7,250	Novartis AG	358,989	549,194
6,000	Novo Nordisk A/S, Cl. B	258,851	277,143
2,700	Roche Holding AG, Genusschein	390,785	599,017
19,400	Smith & Nephew plc	223,802	357,354

		2,361,610	2,987,224

			Market
Shares		Cost	Value

	INFORMATION TECHNOLOGY — 8.5%
500	Baidu Inc., ADR†	$128,744	$121,500
2,000	Keyence Corp.	232,543	1,128,029
2,900	Murata Manufacturing Co. Ltd.	321,314	486,842
30,000	The Sage Group plc	256,349	247,776
2,000	Topcon Corp.	46,667	34,236

		985,617	2,018,383

	MATERIALS — 8.5%
7,000	Agnico Eagle Mines Ltd.	300,641	320,810
2,667	Air Liquide SA	296,035	334,296
5,000	Chr. Hansen Holding A/S	193,077	460,304
2,000	JSP Corp.	64,506	60,307
4,000	Randgold Resources Ltd., ADR	288,918	308,360
9,625	Rio Tinto plc	334,866	530,515

		1,478,043	2,014,592

	CONSUMER STAPLES - HOUSEHOLD AND PERSONAL PRODUCTS — 7.6%
2,640	Henkel AG & Co. KGaA	261,338	293,125
2,300	L’Oreal SA	246,959	567,012
1,300	Reckitt Benckiser Group plc	119,384	106,814
7,000	Shiseido Co. Ltd.	112,668	555,492
5,000	Unilever NV	229,896	278,585

		970,245	1,801,028

	FINANCIALS — 6.6%
30,000	AIA Group Ltd.	238,736	261,342
8,000	Investor AB, Cl. B	286,619	324,053
10,000	Kinnevik AB, Cl. B	252,114	340,772
15,200	Prudential plc	356,849	346,504
7,500	Schroders plc	202,752	311,226

		1,337,070	1,583,897

	TELECOMMUNICATION SERVICES — 0.7%
3,000	Millicom International Cellular SA, SDR	155,581	176,316

	ENERGY — 0.7%
2,500	Schlumberger Ltd.	191,135	167,575

	TOTAL COMMON STOCKS	14,787,531	23,568,516

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 0.5%
$120,000	U.S. Treasury Bills, 1.876%††, 09/20/18	119,496	119,501

	TOTAL INVESTMENTS — 99.4%	$14,907,027	23,688,017

	Other Assets and Liabilities (Net) — 0.6%		134,012

	NET ASSETS — 100.0%		$23,822,029

See accompanying notes to financial statements.

GAMCO International Growth Fund, Inc.

Schedule of Investments (Continued) — June 30, 2018 (Unaudited)

†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
SDR	Swedish Depositary Receipt

Geographic Diversification	% of Market Value	Market Value
Europe	58.2%	$13,787,518
Japan	28.3	6,695,451
Asia/Pacific	6.1	1,440,934
South Africa	4.3	1,033,790
North America	2.6	607,886
Latin America	0.5	122,438

	100.0%	$23,688,017

See accompanying notes to financial statements.

GAMCO International Growth Fund, Inc.

Statement of Assets and Liabilities

June 30, 2018 (Unaudited)

Assets:
Investments, at value (cost $14,907,027)	$23,688,017
Foreign currency, at value (cost $34)	65
Cash	8,777
Receivable for Fund shares sold	277
Receivable from Adviser	22,193
Dividends receivable	138,344
Prepaid expenses	31,353

Total Assets	23,889,026

Liabilities:
Payable for investment advisory fees	19,868
Payable for distribution fees	4,134
Payable for shareholder communications expenses	16,628
Payable for legal and audit fees	16,178
Other accrued expenses	10,189

Total Liabilities	66,997

Net Assets
(applicable to 995,418 shares outstanding)	$23,822,029

Net Assets Consist of:
Paid-in capital	$14,284,112
Distributions in excess of net investment income .	(19,184)
Accumulated net realized gain on investments and foreign currency transactions	778,715
Net unrealized appreciation on investments	8,780,990
Net unrealized depreciation on foreign currency translations	(2,604)

Net Assets	$23,822,029

Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($17,592,357 ÷ 736,981 shares outstanding; 375,000,000 shares authorized)	$23.87
Class A:
Net Asset Value and redemption price per share ($762,648 ÷ 31,337 shares outstanding; 250,000,000 shares authorized)	$24.34
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$25.82
Class C:
Net Asset Value and offering price per share ($365,191 ÷ 16,938 shares outstanding; 125,000,000 shares authorized)	$21.56 (a)
Class I:
Net Asset Value, offering, and redemption price per share ($5,101,833 ÷ 210,162 shares outstanding; 125,000,000 shares authorized)	$24.28

(a)	Redemption price varies based on the length of time held.

Statement of Operations

For the Six Months Ended June 30, 2018 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $32,014)	$309,436
Interest	765

Total Investment Income	310,201

Expenses:
Investment advisory fees	124,945
Distribution fees - Class AAA	22,518
Distribution fees - Class A	730
Distribution fees - Class C	1,451
Legal and audit fees	24,707
Registration expenses	21,821
Shareholder communications expenses	18,481
Shareholder services fees	9,911
Directors’ fees	8,430
Custodian fees.	7,201
Interest expense	855
Miscellaneous expenses	22,487

Total Expenses	263,537

Less:
Expenses paid indirectly by broker (See Note 6)	(776)
Expense reimbursements (See Note 3)	(44,333)

Total Reimbursements, Reductions and Credits	(45,109)

Net Expenses	218,428

Net Investment Income	91,773

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments	780,839
Net realized loss on foreign currency transactions.	(2,122)

Net realized gain on investments and foreign currency transactions	778,717

Net change in unrealized appreciation/depreciation:
on investments	(1,130,548)
on foreign currency translations	(3,032)

Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(1,133,580)

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	(354,863)

Net Decrease in Net Assets Resulting from Operations	$(263,090)

See accompanying notes to financial statements.

GAMCO International Growth Fund, Inc.

Statement of Changes in Net Assets

	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
Operations:
Net investment income	$91,773	$34,769
Net realized gain on investments and foreign currency transactions	778,717	1,118,301
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(1,133,580)	5,464,224

Net Increase/(Decrease) in Net Assets Resulting from Operations	(263,090)	6,617,294

Distributions to Shareholders:
Net investment income
Class AAA	—	(20,553)
Class A	—	(633)
Class I	—	(87,642)

	—	(108,828)

Net realized gain
Class AAA	—	(776,226)
Class A	—	(26,388)
Class C	—	(13,649)
Class I	—	(294,750)

	—	(1,111,013)

Total Distributions to Shareholders	—	(1,219,841)

Capital Share Transactions:
Class AAA	294,689	(2,231,393)
Class A	182,844	(140,945)
Class C	94,005	9,628
Class I	(1,757,295)	(1,887,517)

Net Decrease in Net Assets from Capital Share Transactions	(1,185,757)	(4,250,227)

Redemption Fees	—	24

Net Increase/(Decrease) in Net Assets.	(1,448,847)	1,147,250
Net Assets:
Beginning of year	25,270,876	24,123,626

End of period (including undistributed net investment income of $0 and $0, respectively)	$23,822,029	$25,270,876

See accompanying notes to financial statements.

GAMCO International Growth Fund, Inc.

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions							Ratios to Average Net Assets/ Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income		Net Realized Gain on Investments	Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses Before Reimburse- ments(c)		Operating Expenses Net of Reimbrse- ments		Portfolio Turnover Rate
Class AAA
2018(d)	$24.15	$0.06	$(0.34)	$(0.28)	—		—	—	$0.00	$23.87	(1.2)%	$17,592	0.52	%(e)	2.16	%(e)	1.97	%(e)(f)	2%
2017	19.57	(0.05)	5.78	5.73	$(0.03)		$(1.12)	$(1.15)	0.00	24.15	29.3	17,556	(0.20)		2.14		2.14		4
2016	20.43	0.29	(0.79)	(0.50)	(0.33)		(0.03)	(0.36)	0.00	19.57	(2.4)	16,112	1.44		2.07		2.07(g	)	9
2015	21.07	0.00(b )	(0.62)	(0.62)	(0.00	)(b)	(0.02)	(0.02)	0.00	20.43	(2.9)	18,762	0.01		2.12		2.12(h	)(i)	15
2014	23.08	0.02	(1.27)	(1.25)	—		(0.76)	(0.76)	—	21.07	(5.5)	22,155	0.10		2.19		2.19		12
2013	21.66	(0.02)	2.62	2.60	—		(1.18)	(1.18)	—	23.08	12.1	25,898	(0.09)		2.24		2.24		13
Class A
2018(d)	$24.65	$0.02	$(0.33)	$(0.31)	—		—	—	$0.00	$24.34	(1.3)%	$ 763	0.18	%(e)	2.16	%(e)	2.16	%(e)	2%
2017	19.95	(0.05)	5.90	5.85	$(0.03)		$(1.12)	$(1.15)	0.00	24.65	29.3	594	(0.20)		2.14		2.14		4
2016	20.81	0.33	(0.84)	(0.51)	(0.32)		(0.03)	(0.35)	0.00	19.95	(2.4)	603	1.60		2.07		2.07(g	)	9
2015	21.47	(0.02)	(0.61)	(0.63)	(0.01)		(0.02)	(0.03)	0.00	20.81	(2.9)	761	(0.08)		2.12		2.12(h	)(i)	15
2014	23.50	0.03	(1.30)	(1.27)	—		(0.76)	(0.76)	—	21.47	(5.4)	530	0.12		2.19		2.19		12
2013	22.04	(0.04)	2.68	2.64	—		(1.18)	(1.18)	—	23.50	12.1	775	(0.17)		2.24		2.24		13
Class C
2018(d)	$21.92	$(0.06)	$(0.30)	$(0.36)	—		—	—	$0.00	$21.56	(1.6)%	$ 365	(0.53	)%(e)	2.91	%(e)	2.91	%(e)	2%
2017	17.95	(0.21)	5.30	5.09	—		$(1.12)	$(1.12)	0.00	21.92	28.4	279	(0.99)		2.89		2.89		4
2016	18.73	0.12	(0.71)	(0.59)	$(0.16)		(0.03)	(0.19)	0.00	17.95	(3.1)	226	0.64		2.82		2.82(g	)	9
2015	19.47	(0.16)	(0.56)	(0.72)	(0.00	)(b)	(0.02)	(0.02)	0.00	18.73	(3.7)	366	(0.80)		2.87		2.87(h	)(i)	15
2014	21.55	(0.14)	(1.18)	(1.32)	—		(0.76)	(0.76)	—	19.47	(6.2)	487	(0.65)		2.94		2.94		12
2013	20.44	(0.17)	2.46	2.29	—		(1.18)	(1.18)	—	21.55	11.3	442	(0.82)		2.99		2.99		13
Class I
2018(d)	$24.45	$0.18	$(0.35)	$(0.17)	—		—	—	$0.00	$24.28	(0.7)%	$ 5,102	1.47	%(e)	1.91	%(e)	1.01	%(e)(f)	2%
2017	19.81	0.24	5.85	6.09	$(0.33)		$(1.12)	$(1.45)	0.00	24.45	30.8	6,842	1.03		1.89		1.00(f	)	4
2016	20.69	0.53	(0.82)	(0.29)	(0.56)		(0.03)	(0.59)	0.00	19.81	(1.4)	7,183	2.58		1.82		1.00(f	)(g)	9
2015	21.31	0.18	(0.57)	(0.39)	(0.21)		(0.02)	(0.23)	0.00	20.69	(1.9)	7,410	0.83		1.87		1.01(h	)(i)	15
2014	23.20	0.16	(1.29)	(1.13)	—		(0.76)	(0.76)	—	21.31	(4.9)	2,565	0.69		1.94		1.63		12
2013	21.71	0.03	2.64	2.67	—		(1.18)	(1.18)	—	23.20	12.4	2,933	0.13		1.99		1.99		13

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.

(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)

The Fund incurred interest expense during the six months ended June 30, 2018 and the years ended December 31, 2017, 2016, 2015, 2014, and 2013. For the six months ended June 30, 2018, if interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 2.15% (Class AAA and Class A), 2.90% (Class C), and 1.90% (Class I). For the years ended December 31, 2017, 2016, 2015, 2014, and 2013, there was no impact on the expense ratios.

(d)	For the six months ended June 30, 2018, unaudited.
(e)	Annualized.
(f)

Under an expense reimbursement agreement with the Adviser, for the six months ended June 30, 2018, the Adviser reimbursed $16,927 in certain Class AAA expenses and $27,406 in certain Class I expenses to the Fund. For the years ended December 31, 2017, and 2016, the Fund reimbursed Class I expenses to the Fund of $63,160, and $64,752, respectively.

(g)

During the years ended December 31, 2017 and 2016, the Fund received reimbursements of custody expenses paid in prior years. Had such reimbursement (allocated by relative net asset values of the Fund’s share classes) been included in the 2016 calculation, the annualized expense ratios would have been 0.79% (Class AAA), 0.63% (Class A), 1.61% (Class C), and (0.31)% (Class I), respectively. The 2017 reimbursement had no effect on the expense ratio.

(h)

The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. Had such payments not been made, the expense ratios for the year ended December 31, 2015 would have been 2.11% (Class AAA and Class A), 2.86% (Class C), and 1.01% (Class I).

(i)

The Fund incurred tax expense during the year ended December 31, 2015. If the tax expense had not incurred, the ratios of operating expenses to average net assets would have been 2.11% (Class AAA and Class A), 2.86% (Class C), and 1.00% (Class I).

See accompanying notes to financial statements.

GAMCO International Growth Fund, Inc.

Notes to Financial Statements (Unaudited)

1. Organization. GAMCO International Growth Fund, Inc. was incorporated on May 25, 1994 in Maryland and commenced investment operations on June 30, 1995. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary objective is long term capital appreciation.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The Fund employs a fair value model to adjust prices to reflect events affecting the values of certain portfolio securities, which occur between the close of trading on the principal market for such securities (foreign exchanges

GAMCO International Growth Fund, Inc.

Notes to Financial Statements (Unaudited) (Continued)

and over-the-counter markets) at the time when net asset values of the Fund are determined. If the Fund’s valuation committee believes that a particular event would materially affect net asset value, further adjustment is considered.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 – quoted prices in active markets for identical securities;

●	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 – significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The closing price is adjusted from the local close, therefore, such securities are classified as Level 2 in the fair value hierarchy presented below. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2018 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 6/30/18
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Energy	$167,575	—	$ 167,575
Information Technology	121,500	$ 1,896,883	2,018,383
Materials	629,170	1,385,422	2,014,592
Other Industries (a)	—	19,367,966	19,367,966
Total Common Stocks	918,245	22,650,271	23,568,516
U.S. Government Obligations	—	119,501	119,501
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$918,245	$22,769,772	$23,688,017

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

During the six months ended June 30, 2018, foreign common stock was transferred from Level 1 to Level 2 due to the application of fair value procedures resulting from volatility in U.S. markets after the close of foreign markets. The beginning of period value of the securities that transferred from Level 1 to Level 2 was $23,598,684 or 93.38% of net assets as of December 31, 2017. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

There were no Level 3 investments held at June 30, 2018 or December 31, 2017.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities.

GAMCO International Growth Fund, Inc.

Notes to Financial Statements (Unaudited) (Continued)

The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including

GAMCO International Growth Fund, Inc.

Notes to Financial Statements (Unaudited) (Continued)

amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the year ended December 31, 2017 was as follows:

Distributions paid from:
Ordinary income (inclusive of short term capital gains)	$108,828
Net long term capital gains	1,111,013

Total distributions paid	$1,219,841

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The Fund is permitted to carry capital losses forward for an unlimited period. Capital losses that are carried forward will retain their character as either short term or long term capital losses.

GAMCO International Growth Fund, Inc.

Notes to Financial Statements (Unaudited) (Continued)

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2018:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$14,907,027	$8,988,002	$(207,012)	$8,780,990

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended June 30, 2018, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2018, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

The Adviser has contractually agreed to waive its investment advisory fee and/or reimburse expenses of Class I Shares to the extent necessary to maintain the total operating expenses (excluding brokerage, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) until at least April 30, 2019 at no more than 1.00% of the value of its average daily net assets. For the six months ended June 30, 2018, the Adviser reimbursed the Fund in the amount of $44,333. In addition, the Fund has agreed, during the three year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, that after giving the effect to the repayment, such adjusted annualized total operating expenses of the Fund would not exceed 1.00% of the value of the Fund’s average daily net assets for Class I. The agreement is renewable annually. At June 30, 2018, the cumulative amount which the Fund may repay the Advisor, subject to the terms above, is $223,638.

For the year ended December 31, 2015, expiring December 31, 2018	$51,393
For the year ended December 31, 2016, expiring December 31, 2019	64,752
For the year ended December 31, 2017, expiring December 31, 2020	63,160
For the six months ended June 30, 2018, expiring December 31, 2021	44,333

$223,638

The Fund pays each Director who is not considered to be an affiliated person an annual retainer of $1,000 plus $500 for each Board meeting attended and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended. The Chairman of the Audit Committee and the Lead Director each receive an annual fee of $1,000. A Director may receive a single meeting fee, allocated among the participating funds, for attending certain meetings held on behalf of multiple funds. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

GAMCO International Growth Fund, Inc.

Notes to Financial Statements (Unaudited) (Continued)

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the “Plan”) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the “Distributor”), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2018, other than short term securities and U.S. Government obligations, aggregated $494,144 and $1,748,978, respectively.

6. Transactions with Affiliates and Other Arrangements. During the six months ended June 30, 2018, the Fund paid $6 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser. Additionally, the Distributor retained a total of $66 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

During the six months ended June 30, 2018, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed broker arrangement during this period was $776.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. The Adviser did not seek a reimbursement during the six months ended June 30, 2018.

7. Line of Credit. The Fund participates in an unsecured line of credit, which expires on March 6, 2019 and may be renewed annually, of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the overnight Federal Funds rate plus 125 basis points or the 30 day LIBOR plus 125 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. At June 30, 2018, there were no borrowings outstanding under the line of credit.

The average daily amount of borrowings outstanding under the line of credit during the six months ended June 30, 2018 was $45,243, with a weighted average interest rate of 3.27%. The maximum amount borrowed at any time during the six months ended was $679,000.

8. Capital Stock. The Fund offers four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA and Class I Shares are offered without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%, and Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended June 30, 2018 and the year ended December 31, 2017, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

GAMCO International Growth Fund, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31, 2017
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	63,725	$1,604,708	39,467	$879,107
Shares issued upon reinvestment of distributions	—	—	32,027	769,607
Shares redeemed	(53,579)	(1,310,019)	(167,775)	(3,880,107)

Net increase/(decrease)	10,146	$294,689	(96,281)	$(2,231,393)

Class A
Shares sold	13,171	$331,438	4,946	$111,478
Shares issued upon reinvestment of distributions	—	—	1,023	25,069
Shares redeemed	(5,922)	(148,594)	(12,122)	(277,492)

Net increase/(decrease)	7,249	$182,844	(6,153)	$(140,945)

Class C
Shares sold	5,735	$127,974	3,535	$75,540
Shares issued upon reinvestment of distributions	—	—	626	13,649
Shares redeemed	(1,550)	(33,969)	(3,975)	(79,561)

Net increase	4,185	$94,005	186	$9,628

Class I
Shares sold	12,711	$315,130	46,953	$1,046,039
Shares issued upon reinvestment of distributions	—	—	15,723	382,392
Shares redeemed	(82,424)	(2,072,425)	(145,372)	(3,315,948)

Net decrease	(69,713)	$(1,757,295)	(82,696)	$(1,887,517)

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

GAMCO International Growth Fund, Inc.

Board Consideration and Re-Approval of Investment Advisory Agreements (Unaudited)

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), contemplates that the Board of Directors (the “Board”) of the GAMCO International Growth Fund, Inc. (the “Fund”), including a majority of the Directors who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Fund, as defined in the 1940 Act (the “Independent Board Members”), are required to annually review and re-approve the terms of the Fund’s existing investment advisory agreement and approve any newly proposed terms therein. In this regard, the Board reviewed and re-approved, during the most recent six month period covered by this report, the Investment Advisory Agreement (the “Advisory Agreement”) with Gabelli Funds, LLC (the “Adviser”) for the Fund.

More specifically, at a meeting held on February 21, 2018, the Board, including the Independent Board Members, considered the factors and reached the conclusions described below relating to the selection of the Adviser and the re-approval of the Advisory Agreement.

1) The nature, extent and quality of services provided by the Adviser.

The Board Members reviewed in detail the nature and extent of the services provided by the Adviser under the Advisory Agreement and the quality of those services over the past year. The Board noted that these services included managing the investment program of the Fund, including the purchase and sale of portfolio securities, and overseeing all of the Fund’s third party service providers as well as providing general corporate services. The Board Members considered that the Adviser also provided, at its expense, office facilities for use by the Fund and supervisory personnel responsible for supervising the performance of administrative, accounting and related services for the Fund, including monitoring to assure compliance with stated investment policies and restrictions under the 1940 Act and related securities regulations. The Board Members noted that, in addition to managing the investment program for the Fund, the Adviser provided certain non-advisory and compliance services, including services for the Fund’s Rule 38a-1 compliance program.

The Board Members also considered that the Adviser paid for all compensation of officers and Board Members of the Fund that are affiliated with the Adviser and that the Adviser further provided services to shareholders of the Fund who had invested through various programs offered by third party financial intermediaries (“Participating Organizations”). The Board Members evaluated these factors based on its direct experience with the Adviser and in consultation with Fund Counsel. The Board noted that the Adviser had engaged, at its expense, BNY Mellon Investment Servicing (US) Inc. (“BNY”) to assist it in performing certain of its administrative functions. The Board Members concluded that the nature and extent of the services provided was reasonable and appropriate in relation to the advisory fee, that the level of services provided by the Adviser, either directly or through BNY, had not diminished over the past year, and that the quality of service continued to be high.

The Board Members reviewed the personnel responsible for providing services to the Fund and concluded, based on their experience and interaction with the Adviser, that (i) the Adviser was able to retain quality personnel, (ii) the Adviser and its agents exhibited a high level of diligence and attention to detail in carrying out their advisory and administrative responsibilities under the Advisory Agreement, (iii) the Adviser was responsive to requests of the Board, (iv) the scope and depth of the Adviser’s resources was adequate, and (v) the Adviser had kept the Board apprised of developments relating to the Fund and the industry in general. The Board Members also focused on the Adviser’s reputation and long standing relationship with the Fund. The Board Members also believed that the Adviser had devoted substantial resources and made substantial commitments to address new regulatory compliance requirements applicable to the Fund.

GAMCO International Growth Fund, Inc.

Board Consideration and Re-Approval of Investment Advisory Agreements (Unaudited) (Continued)

2) The performance of the Fund and the Adviser.

The Board Members reviewed the investment performance of the Fund, on an absolute basis, as compared to its Broadridge peer group of other SEC registered funds, and against the Fund’s broad based securities market benchmark as reflected in the Fund’s prospectus and annual report. The Board Members considered the Fund’s one, three, five, and ten year average annual total return for the periods ended December 31, 2017, but placed greater emphasis on the Fund’s longer term performance. The peer group considered by the Board Members was developed by Broadridge and was comprised of all retail and institutional international multicap growth funds regardless of asset size or primary channel of distribution (the “Performance Peer Group”). The Board considered these comparisons helpful in their assessment as towhether the Adviser was obtaining for the Fund’s shareholders the total return performance that was available in the marketplace, given the Fund’s objectives, strategies, limitations and restrictions. In reviewing the performance of the Fund, the Board Members noted that the Fund’s performance was below the median for the three-year, five-year, and ten-year periods, and above the median for the one-year period. The Board Members concluded that the Fund’s performance was reasonable in comparison to that of the Performance Peer Group.

In connection with its assessment of the performance of the Adviser, the Board Members considered the Adviser’s financial condition and whether it had the resources necessary to continue to carry out its functions under the Advisory Agreement. The Board Members concluded that the Adviser had the financial resources necessary to continue to perform its obligations under the Advisory Agreement and to continue to provide the high quality services that it has provided to the Fund to date.

3) The cost of the advisory services and the profits to the Adviser and its affiliates from the relationship with the Fund.

In connection with the Board Members’ consideration of the cost of the advisory services and the profits to the Adviser and its affiliates from the relationship with the Fund, the Board Members considered a number of factors. First, the Board Members compared the level of the advisory fee for the Fund against the comparative Broadridge expense peer group (“Expense Peer Group”). The Board Members also considered comparative non-management fee expenses and comparative total fund expenses of the Fund and the Expense Peer Group. The Board Members considered this information as useful in assessing whether the Adviser was providing services at a cost that was competitive with other similar funds. In assessing this information, the Board Members considered both the comparative contract rates as well as the level of the total expense ratio, with respect to the Expense Peer Group. The Board Members noted that the Fund’s advisory fee and expense ratio were above the median when compared to those of the Expense Peer Group.

The Board Members also reviewed the fees charged by the Adviser to provide similar advisory services to other registered investment companies or accounts with similar investment objectives, noting that the fees charged by the Adviser were the same or lower, than the fees charged to the Fund.

The Board Members also considered an analysis prepared by the Adviser of the estimated profitability to the Adviser of its relationship with the Fund and reviewed with the Adviser its cost allocation methodology in connection with its profitability. In this regard, the Board Members reviewed Pro-forma Income Statements of the Adviser for the year ended December 31, 2017. The Board Members considered one analysis for the Adviser as a whole, and a second analysis for the Adviser with respect to the Fund. With respect to the Fund analysis, the Board Members received an analysis based on the Fund’s average net assets during the

GAMCO International Growth Fund, Inc.

Board Consideration and Re-Approval of Investment Advisory Agreements (Unaudited) (Continued)

period as well as a pro-forma analysis of profitability at higher and lower asset levels. The Board Members concluded that the profitability of the Fund to the Adviser under either analysis was not excessive.

4) The extent to which economies of scale will be realized as the Fund grows and whether fee levels reflect those economies of scale.

With respect to the Board Members’ consideration of economies of scale, the Board Members discussed whether economies of scale would be realized by the Fund at higher asset levels. The Board Members also reviewed data from the Expense Peer Group to assess whether the Expense Peer Group funds had advisory fee breakpoints and, if so, at what asset levels. The Board Members also assessed whether certain of the Adviser’s costs would increase if asset levels rise. The Board Members noted the Fund’s current size and concluded that under foreseeable conditions, they were unable to assess at this time whether economies of scale would be realized if the Fund were to experience significant asset growth. In the event there were to be significant asset growth in the Fund, the Board Members determined to reassess whether the advisory fee appropriately took into account any economies of scale that had been realized as a result of that growth.

5) Other Factors.

In addition to the above factors, the Board Members also discussed other benefits received by the Adviser from their management of the Fund. The Board Members considered that the Adviser does use soft dollars in connection with its management of the Fund. Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was fair and reasonable with respect to the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement. The Board Members based their decision on evaluations of all these factors as a whole and did not consider any one factor as all-important or controlling.

GAMCO INTERNATIONAL GROWTH FUND, INC.

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager Biography

Caesar M. P. Bryan joined GAMCO Asset Management in 1994. He is a member of the global investment team of Gabelli Funds, LLC and portfolio manager of several funds within the Gabelli/GAMCO Fund Complex. Prior to joining Gabelli, Mr. Bryan was a portfolio manager at Lexington Management. He began his investment career at Samuel Montagu Company, the London based merchant bank. Mr. Bryan graduated from the University of Southampton in England with a Bachelor of Law and is a member of the English Bar.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

GAMCO INTERNATIONAL GROWTH FUND, INC.

One Corporate Center

Rye, New York 10580-1422

t	800-GABELLI (800-422-3554)
f	914-921-5118
e	info@gabelli.com
GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS	OFFICERS
Mario J. Gabelli, CFA Chairman and Chief Executive Officer, GAMCO Investors, Inc. Executive Chairman, Associated Capital Group Inc.	Bruce N. Alpert President John C. Ball Treasurer Agnes Mullady Vice President
Anthony J. Colavita President, Anthony J. Colavita, P.C.	Andrea R. Mango Secretary

Richard J. Walz
Werner J. Roeder	Chief Compliance Officer
Former Medical Director,
Lawrence Hospital	DISTRIBUTOR
G.distributors, LLC
Anthonie C. van Ekris
Chairman,	CUSTODIAN
BALMAC International, Inc.	State Street Bank and Trust
Company
Salvatore J. Zizza
Chairman,	TRANSFER AGENT AND
Zizza & Associates Corp.	DIVIDEND DISBURSING AGENT
DST Asset Manager
Solutions, Inc.

LEGAL COUNSEL
Paul Hastings LLP

This report is submitted for the general information of the shareholders of the GAMCO International Growth Fund, Inc. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB009Q218SR

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) GAMCO International Growth Fund, Inc.

By (Signature and Title)* /s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 8/27/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 8/27/2018

By (Signature and Title)* /s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date 8/27/2018

* Print the name and title of each signing officer under his or her signature.